UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   7/31/11

Item 1.  Schedule of Investments.

AdvisorOne Funds - Amerigo Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Equity Funds - 99.68%
Emerging Markets - 23.65%
iShares FTSE China 25 Index Fund	240,000	$ 10,159,200
iShares MSCI All Country Asia ex Japan Index Fund	209,000	13,024,880
iShares MSCI BRIC Index Fund	20,000	934,200
iShares MSCI Emerging Markets Index Fund	444,000	20,934,600
iShares S&P Asia 50 Index Fund	98,000	4,574,640
iShares S&P Latin America 40 Index Fund	240,000	11,870,400
SPDR S&P BRIC 40 ETF	167,000	4,557,430
SPDR S&P China ETF	255,000	19,744,650
SPDR S&P Emerging Asia Pacific ETF	150,000	12,709,500
Vanguard MSCI Emerging Markets ETF	523,000	25,292,280
		123,801,780
International Equity - 6.08%
iShares MSCI Canada Index Fund	128,000	3,960,320
iShares MSCI Germany Index Fund	350,000	9,002,000
iShares MSCI Pacific ex-Japan Index Fund	10,000	468,800
iShares MSCI Sweden Index Fund	180,000	5,401,800
iShares MSCI Switzerland Index Fund	70,000	1,842,400
iShares S&P Global 100 Index Fund	70,000	4,431,700
Vanguard FTSE All-World ex-US ETF	80,000	3,890,400
Vanguard MSCI Europe ETF	55,000	2,808,850
		31,806,270
Large Cap Blend - 15.62%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	20,000	2,782,200
iShares S&P 100 Index Fund	70,000	4,067,000
iShares S&P 500 Index Fund	172,000	22,282,600
SPDR S&P 500 ETF Trust	160,000	20,648,000
Vanguard Large-Cap ETF	300,000	17,805,000
Vanguard Total Stock Market ETF	212,000	14,170,080
		81,754,880
Large Cap Growth - 6.26%
iShares Russell 1000 Growth Index Fund	365,000	21,929,200
PowerShares QQQ Trust Series 1	187,000	10,840,390
		32,769,590
Large Cap Value - 4.27%
iShares Morningstar Large Value Index Fund	50,000	3,036,000
iShares Russell 1000 Value Index Fund	50,000	3,280,000
RevenueShares Large Cap ETF	300,000	7,221,000
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,213,300
Vanguard Dividend Appreciation ETF	59,000	3,188,950
Vanguard Value ETF	81,000	4,382,910
		22,322,160
AdvisorOne Funds - Amerigo Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Mid Cap Blend - 21.30%
iShares Russell Midcap Index Fund	271,000	$ 28,498,360
iShares S&P MidCap 400 Index Fund	85,000	8,002,750
SPDR S&P MidCap 400 ETF Trust	110,000	18,822,100
Vanguard Extended Market ETF	294,000	16,631,580
Vanguard Mid-Cap ETF	509,000	39,528,940
		111,483,730
Mid Cap Growth - 2.95%
iShares Russell Midcap Growth Index Fund	260,000	15,449,200

Small Cap Blend - 7.20%
iShares Russell 2000 Index Fund	190,000	15,133,500
Vanguard Small Cap ETF	300,000	22,566,000
		37,699,500
Specialty - 12.35%
iShares Dow Jones US Pharmaceuticals Index Fund	60,000	4,290,594
iShares Nasdaq Biotechnology Index Fund	60,000	6,234,000
SPDR Consumer Staples Select Sector Fund	340,000	10,472,000
SPDR Energy Select Sector Fund	256,000	19,589,120
SPDR Financial Select Sector Fund	100,000	1,480,000
SPDR Health Care Select Sector Fund	395,000	13,489,250
SPDR Technology Select Sector Fund	50,000	1,290,500
SPDR S&P Biotech ETF *	60,000	4,269,000
SPDR S&P Pharmaceuticals ETF	70,000	3,524,500
		64,638,964

Total Equity Funds (cost $458,129,316)		521,726,074

Money Market Funds - 0.42%
Fifth Third Institutional Money Market Fund	2,168,069	2,168,069
Total Money Market Funds (cost $2,168,069)		2,168,069

Total Investments (cost $460,297,385) (a) - 100.10%		$ 523,894,143
Liabilities In Excess of Other Assets - (0.10)%		(505,650)
NET ASSETS - 100.00%		$ 523,388,493

*Non-income producing security

AdvisorOne Funds - Amerigo Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 65,725,165
	Unrealized depreciation:	(2,128,407)
Net unrealized appreciation:		$ 63,596,758

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

AdvisorOne Funds - Amerigo Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$521,726,074	$ -	$ -	$521,726,074
Money Market Funds	2,168,069	-	-	2,168,069
Total	$523,894,143	$ -	$ -	$523,894,143

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Clermont Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.58%
Diversified Companies - 0.58%
Berkshire Hathaway, Inc. - Class B *	20,000	$ 1,483,400
Total Common Stock (cost $1,544,601)		1,483,400

Bond Funds - 34.75%
iShares 10+ Year Credit Bond Fund	1,000	56,190
iShares Barclays 1-3 Year Credit Bond Fund	3,000	314,940
iShares Barclays 3-7 Year Treasury Bond Fund	1,000	119,290
iShares Barclays 7-10 Year Treasury Bond Fund	1,000	98,660
iShares Barclays Aggregate Bond Fund	1,000	108,180
iShares Barclays Credit Bond Fund	248,000	26,672,400
iShares Barclays Intermediate Credit Bond Fund	15,000	1,618,500
iShares iBoxx $ High Yield Corporate Bond Fund	204,000	18,574,200
iShares iBoxx $ Investment Grade Corporate Bond Fund	145,000	16,300,900
PIMCO Enhanced Short Maturity Strategy Fund	4,000	404,120
SPDR Barclays Capital Aggregate Bond ETF	1,000	57,250
SPDR Barclays Capital High Yield Bond ETF	295,000	11,873,750
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	707,490
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	37,480
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	91,680
Vanguard Intermediate-Term Bond ETF	3,000	257,520
Vanguard Intermediate-Term Corporate Bond ETF	25,000	2,050,500
Vanguard Long-Term Corporate Bond ETF	1,000	80,960
Vanguard Short-Term Bond ETF	5,000	407,000
Vanguard Short-Term Corporate Bond ETF	3,000	236,280
Vanguard Total Bond Market ETF	102,000	8,392,560
Total Bond Funds (cost $82,176,870)		88,459,850

Equity Funds - 56.07%
Commodity Funds - 0.12%
PowerShares DB Commodity Index Tracking Fund *	10,000	302,800

Emerging Markets - 8.39%
iShares MSCI All Country Asia ex Japan Index Fund	40,000	2,492,800
iShares MSCI BRIC Index Fund	15,000	700,650
iShares MSCI Emerging Markets Index Fund	51,000	2,404,650
iShares S&P Latin America 40 Index Fund	20,000	989,200
SPDR S&P BRIC 40 ETF	20,000	545,800
SPDR S&P Emerging Asia Pacific ETF	40,000	3,389,200
Vanguard MSCI Emerging Markets ETF	224,000	10,832,640
		21,354,940
International Equity - 4.55%
iShares MSCI Germany Index Fund	80,000	2,057,600
iShares S&P Global 100 Index Fund	55,000	3,482,050
Vanguard FTSE All-World ex-US ETF	60,000	2,917,800
Vanguard MSCI Europe ETF	30,000	1,532,100
Vanguard MSCI Pacific ETF	15,000	856,350
Vanguard Total World Stock Index Fund	15,000	736,500
		11,582,400
AdvisorOne Funds - Clermont Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Large Cap Blend - 16.42%
iShares S&P 100 Index Fund	20,000	$ 1,162,000
iShares S&P 500 Index Fund	65,000	8,420,750
SPDR S&P 500 ETF Trust	150,000	19,357,500
Vanguard Large-Cap ETF	85,000	5,044,750
Vanguard Total Stock Market ETF	117,000	7,820,280
		41,805,280
Large Cap Growth - 2.11%
iShares Russell 1000 Growth Index Fund	40,000	2,403,200
iShares S&P 500 Growth Index Fund	1,000	69,080
PowerShares QQQ Trust Series 1	50,000	2,898,500
		5,370,780
Large Cap Value - 5.14%
iShares Morningstar Large Value Index Fund	50,000	3,036,000
iShares S&P 500 Value Index Fund	1,000	59,740
RevenueShares Large Cap ETF	70,000	1,684,900
SPDR Dow Jones Industrial Average ETF Trust	30,000	3,639,900
Vanguard Dividend Appreciation ETF	42,000	2,270,100
Vanguard Value ETF	44,000	2,380,840
		13,071,480
Mid Cap Blend - 9.53%
iShares Russell Midcap Index Fund	39,000	4,101,240
iShares S&P MidCap 400 Index Fund	15,000	1,412,250
SPDR S&P MidCap 400 ETF Trust	46,000	7,871,060
Vanguard Extended Market ETF	81,000	4,582,170
Vanguard Mid-Cap ETF	81,000	6,290,460
		24,257,180
Small Cap Blend - 2.72%
iShares Russell 2000 Index Fund	20,000	1,593,000
Vanguard Small Cap ETF	71,000	5,340,620
		6,933,620
Specialty - 7.09%
iShares Diversified Alternatives Trust *	125,000	6,383,750
iShares Dow Jones US Pharmaceuticals Index Fund	20,000	1,430,198
SPDR Consumer Staples Select Sector Fund	100,000	3,080,000
SPDR Energy Select Sector Fund	40,000	3,060,800
SPDR Health Care Select Sector Fund	90,000	3,073,500
SPDR S&P Pharmaceuticals ETF	20,000	1,007,000
		18,035,248

Total Equity Funds (cost $121,669,969)		142,713,728
AdvisorOne Funds - Clermont Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Principal ($)	Value
Corporate Bonds - 7.10%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,475,000	$ 1,740,389
Alcoa, Inc., 5.87%, due 2/23/22	1,762,000	1,874,143
Bunge, Ltd. Financial, 8.50%, due 6/15/19	779,000	968,071
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,120,000	1,416,481
Enogex, LLC, 6.25%, due 3/15/20 **	2,180,000	2,457,671
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,350,000	1,474,875
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,600,000	1,597,216
HSBC Finance Corp., 7.00%, due 5/15/12	1,600,000	1,675,958
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	2,000,000	2,084,154
Sunoco, Inc., 4.875%, due 10/15/14	644,000	671,944
Timken Co., 6.00%, due 9/15/14	700,000	777,669
Westar Energy, Inc., 6.00%, due 7/1/14	1,207,000	1,339,228
Total Corporate Bonds (cost $15,859,150)		18,077,799

U.S. Government and Agency Obligations - 0.59%
United States Treasury Note, 0.75%, due 11/30/11	300,000	300,551
United States Treasury Note, 0.875%, due 1/31/12	300,000	300,984
United States Treasury Note, 0.875%, due 2/29/12	300,000	301,102
United States Treasury Note, 1.00%, due 9/30/11	300,000	300,387
United States Treasury Note, 1.00%, due 10/31/11	300,000	300,609
Total U.S. Government and Agency Obligations (cost $1,500,488)		1,503,633
	Shares
Money Market Funds - 0.89%
Fifth Third Institutional Money Market Fund	2,259,040	2,259,040
Total Money Market Funds (cost $2,259,040)		2,259,040

Total Investments (cost $225,010,118) (a) - 99.98%		$ 254,497,450
Other Assets In Excess of Liabilities - 0.02%		53,695
NET ASSETS - 100.00%		$ 254,551,145

* Non-income producing security
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds - Clermont Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 30,085,170
Unrealized depreciation:		(597,838)
Net unrealized appreciation:		$ 29,487,332

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds - Clermont Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,483,400	$ -	$ -	$ 1,483,400
Bond Funds	88,459,850			88,459,850
Equity Funds	142,713,728	-	-	142,713,728
Money Market Funds	2,259,040	-	-	2,259,040
Corporate Bonds	-	18,077,799	-	18,077,799
US Government & Agency Obligations	-	1,503,633	-	1,503,633
Total	$234,916,018	$19,581,432	$ -	$254,497,450

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.16%
Diversified Companies - 0.16%
Berkshire Hathaway, Inc. - Class B *	5,000	$ 370,850
Total Common Stock (cost $339,216)		370,850

Bond Funds - 11.25%
iShares Barclays Credit Bond Fund	75,000	8,066,250
iShares Barclays Intermediate Credit Bond Fund	1,000	107,900
iShares iBoxx $ High Yield Corporate Bond Fund	90,000	8,194,500
iShares iBoxx $ Investment Grade Corporate Bond Fund	1,000	112,420
PowerShares Fundamental High Yield Corporate Bond Portfolio	20,000	370,600
SPDR Barclays Capital High Yield Bond ETF	205,000	8,251,250
SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,000	33,690
Vanguard Intermediate-Term Corporate Bond ETF	1,000	82,020
Total Bond Funds (cost $23,471,303)		25,218,630

Equity Funds - 79.80%
Commodity Funds - 0.19%
PowerShares DB Oil Fund *	15,000	432,300

Emerging Markets - 19.53%
iShares FTSE China 25 Index Fund	20,000	846,600
iShares MSCI All Country Asia ex Japan Index Fund	30,000	1,869,600
iShares MSCI BRIC Index Fund	10,000	467,100
iShares MSCI Emerging Markets Index Fund	162,000	7,638,300
iShares S&P Asia 50 Index Fund	30,000	1,400,400
iShares S&P Latin America 40 Index Fund	140,000	6,924,400
SPDR S&P BRIC 40 ETF	110,000	3,001,900
SPDR S&P China ETF	71,000	5,497,530
SPDR S&P Emerging Asia Pacific ETF	40,000	3,389,200
SPDR S&P Emerging Markets Small Cap ETF	12,000	650,160
Vanguard MSCI Emerging Markets ETF	250,000	12,090,000
		43,775,190
International Equity - 3.57%
iShares MSCI Canada Index Fund	79,000	2,444,260
iShares MSCI Germany Index Fund	30,000	771,600
iShares MSCI Pacific ex-Japan Index Fund	90,000	4,219,200
iShares S&P Global 100 Index Fund	5,000	316,550
Vanguard MSCI Europe ETF	5,000	255,350
		8,006,960
AdvisorOne Funds - Select Allocation Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Large Cap Blend - 19.89%
iShares S&P 500 Index Fund	104,000	$ 13,473,200
SPDR S&P 500 ETF Trust	129,000	16,647,450
Vanguard Large-Cap ETF	115,000	6,825,250
Vanguard Total Stock Market ETF	114,000	7,619,760
		44,565,660
Large Cap Growth - 4.10%
iShares Russell 1000 Growth Index Fund	50,000	3,004,000
PowerShares QQQ Trust Series 1	40,000	2,318,800
Vanguard Growth ETF	60,000	3,856,200
		9,179,000
Large Cap Value - 4.01%
iShares Morningstar Large Value Index Fund	50,000	3,036,000
RevenueShares Large Cap ETF	94,000	2,262,580
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,213,300
Vanguard Value ETF	46,000	2,489,060
		9,000,940
Mid Cap Blend - 13.33%
iShares Russell Midcap Index Fund	33,200	3,491,312
iShares S&P MidCap 400 Index Fund	25,400	2,391,410
SPDR S&P MidCap 400 ETF Trust	68,000	11,635,480
Vanguard Extended Market ETF	92,000	5,204,440
Vanguard Mid-Cap ETF	92,000	7,144,720
		29,867,362
Small Cap Blend - 5.61%
iShares Russell 2000 Index Fund	71,000	5,655,150
Vanguard Small Cap ETF	92,000	6,920,240
		12,575,390
AdvisorOne Funds - Select Allocation Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Specialty - 9.57%
iShares Diversified Alternatives Trust *	26,000	$ 1,327,820
iShares Dow Jones US Pharmaceuticals Index Fund	10,000	715,099
iShares Nasdaq Biotechnology Index Fund	10,000	1,039,000
iShares S&P Global Energy Sector Index Fund	45,000	1,874,250
iShares S&P Global Industrials Sector Index Fund	10,000	538,300
iShares S&P Global Materials Sector Index Fund	27,000	1,931,850
Market Vectors-Coal ETF	15,000	730,650
SPDR Energy Select Sector Fund	50,000	3,826,000
SPDR Health Care Select Sector Fund	84,000	2,868,600
SPDR Industrial Select Sector Fund	10,000	346,400
SPDR S&P Biotech ETF *	40,000	2,846,000
SPDR S&P Oil & Gas Exploration & Production ETF	5,000	311,450
SPDR S&P Pharmaceuticals ETF	10,000	503,500
SPDR Technology Select Sector Fund	100,000	2,581,000
		21,439,919

Total Equity Funds (cost $154,866,276)		178,842,721
	Principal ($)	Value
Corporate Bonds - 9.24%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	1,368,713
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,828,406
Alcoa, Inc., 6.75%, due 7/15/18	743,000	847,367
Bunge, Ltd. Financial, 8.50%, due 6/15/19	712,000	884,810
Chevron Phillips Chemical, 8.25%, due 6/15/19 **	1,112,000	1,406,363
Corning, Inc., 7.25%, due 8/15/36	785,000	950,122
Enogex LLC, 6.25%, due 3/15/20 **	1,450,000	1,634,689
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	2,480,000	2,709,400
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,583,000	1,580,246
HSBC Finance Corp., 7.00%, due 5/15/12	1,583,000	1,658,151
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	1,615,000	1,682,954
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,254,001
Sunoco, Inc. 4.875%, due 10/15/14	623,000	650,032
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,246,500
Total Corporate Bonds (cost $17,514,876)		20,701,754

U.S. Government and Agency Obligations - 0.27%
United States Treasury Note, 0.75%, due 11/30/2011	200,000	200,367
United States Treasury Note, 0.875%, due 2/29/2012	200,000	200,734
United States Treasury Note, 1.00%, due 10/31/2011	200,000	200,407
Total U.S. Government and Agency Obligations (cost $600,125)		601,508

Total Investments (cost $196,791,796) (a) - 100.72%		$ 225,735,463
Liabilities In Excess of Other Assets - (0.72)%		(1,622,920)
NET ASSETS - 100.00%		$ 224,112,543

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

* Non-income producing security.
** 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 29,425,880
	Unrealized depreciation:	(482,213)
	Net unrealized appreciation:	$ 28,943,667

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 370,850	$ -	$ -	$ 370,850
Bond Funds	25,218,630	-	-	25,218,630
Equity Funds	178,842,721	-	-	178,842,721
Corporate Bonds	-	20,701,754	-	20,701,754
US Government & Agency Obligations	-	601,508	-	601,508
Total	$ 204,432,201	$ 21,303,262	$ -	$ 225,735,463

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Descartes Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 3.20%
iShares Barclays 7-10 Year Treasury Bond Fund	10,000	$ 986,600
iShares Barclays Government Credit Bond Fund	6,000	661,260
iShares iBoxx $ Investment Grade Corporate Bond Fund	23,000	2,585,660
iShares JPMorgan USD Emerging Markets Bond Fund	8,000	888,160
PIMCO Enhanced Short Maturity Strategy Fund	5,000	505,150
Total Bond Funds (cost $5,402,052)		5,626,830

Equity Funds - 94.23%
Emerging Markets - 3.26%
iShares MSCI All Country Asia ex Japan Index Fund	11,500	716,680
iShares MSCI Poland Investable Market Index Fund	10,000	349,300
iShares MSCI Taiwan Index Fund	148,000	2,246,640
iShares S&P Emerging Markets Infrastructure Index Fund	4,000	135,160
SPDR S&P Emerging Asia Pacific ETF	4,000	338,920
SPDR S&P Emerging Europe ETF	7,000	360,080
Vanguard MSCI Emerging Markets ETF	33,000	1,595,880
		5,742,660
International Equity - 9.27%
iShares MSCI EAFE Index Fund	4,000	234,600
iShares MSCI EAFE Small Cap Index Fund	47,000	2,015,830
iShares MSCI EMU Index Fund	20,000	718,000
iShares MSCI Germany Index Fund	197,000	5,066,840
iShares MSCI Hong Kong Index Fund	40,000	751,200
iShares MSCI Japan Index Fund	302,000	3,234,420
iShares MSCI Pacific ex-Japan Index Fund	6,000	281,280
iShares MSCI Switzerland Index Fund	20,000	526,400
iShares MSCI United Kingdom Index Fund	104,000	1,844,960
Vanguard FTSE All-World ex-US ETF	4,500	218,835
Vanguard MSCI Europe ETF	28,000	1,429,960
		16,322,325
Large Cap Blend - 8.11%
iShares Morningstar Large Core Index Fund	30,000	2,160,000
iShares S&P 500 Index Fund	33,000	4,275,150
Rydex Russell Top 50 ETF	35,500	3,259,610
SPDR S&P 500 ETF Trust	20,000	2,581,000
Vanguard Mega Cap 300 ETF	45,000	1,988,100
		14,263,860
Large Cap Growth - 15.85%
iShares Morningstar Large Growth Index Fund	41,000	2,815,470
iShares Russell 1000 Growth Index Fund	263,800	15,849,104
iShares Russell 3000 Growth Index Fund	46,000	2,262,280
Vanguard Growth ETF	23,000	1,478,210
Vanguard Mega Cap 300 Growth ETF	111,000	5,490,060
		27,895,124
AdvisorOne Funds - Descartes Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Large Cap Value - 8.37%
iShares Dow Jones Select Dividend Index Fund	10,000	$ 513,400
iShares Morningstar Large Value Index Fund	26,000	1,578,720
iShares Russell 1000 Value Index Fund	96,500	6,330,400
iShares S&P 500 Value Index Fund	74,000	4,420,760
Rydex S&P 500 Pure Value ETF	21,000	621,390
Vanguard Mega Cap 300 Value ETF	32,000	1,257,280
		14,721,950
Mid Cap Blend - 4.08%
iShares Morningstar Mid Core Index Fund	44,000	3,912,040
iShares Russell Midcap Index Fund	31,000	3,259,960
		7,172,000
Mid Cap Growth - 7.50%
iShares Morningstar Mid Growth Index Fund	3,000	311,160
iShares Russell Midcap Growth Index Fund	217,000	12,894,140
		13,205,300
Small Cap Blend - 1.22%
iShares Russell 2000 Index Fund	27,000	2,150,550

Small Cap Growth - 8.04%
iShares Morningstar Small Growth Index Fund	12,000	1,065,000
iShares Russell 2000 Growth Index Fund	110,000	10,028,700
Vanguard Small-Cap Growth ETF	37,000	3,055,090
		14,148,790
Specialty - 28.53%
iPath S&P 500 VIX Mid-Term Futures ETN *	3,000	146,400
iShares Dow Jones US Basic Materials Sector Index Fund	27,000	2,085,750
iShares Dow Jones US Financial Sector Index Fund	82,000	4,470,640
iShares Dow Jones US Healthcare Sector Index Fund	22,000	1,560,240
iShares Dow Jones US Insurance Index Fund	56,000	1,678,880
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	16,000	1,147,840
iShares Dow Jones US Oil Equipment & Services Index Fund	17,000	1,134,070
iShares Dow Jones US Telecommunications Sector Index Fund	95,000	2,225,850
iShares S&P Global Energy Sector Index Fund	245,000	10,204,250
iShares S&P Global Financials Sector Index Fund	25,000	1,095,000
iShares S&P Global Healthcare Sector Index Fund	1,500	85,380
iShares S&P Global Technology Sector Index Fund	138,000	8,430,420
iShares S&P Global Telecommunications Sector Index Fund	24,000	1,423,680
iShares S&P Global Utilities Sector Index Fund	9,000	399,780
iShares S&P North American Technology-Multimedia Networking Index Fund	6,000	174,420
iShares S&P North American Technology-Software Index Fund *	67,000	3,959,030
PowerShares DB US Dollar Index Bullish Fund *	20,000	420,600
PowerShares S&P SmallCap Information Technology Portfolio	5,000	143,250
AdvisorOne Funds - Descartes Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Specialty - 28.53% (continued)
PowerShares Water Resources Portfolio	12,000	$ 221,520
Rydex S&P Equal Weight Technology ETF	5,000	262,065
SPDR Energy Select Sector Fund	50,000	3,826,000
SPDR KBW Regional Banking ETF	57,000	1,411,890
SPDR Technology Select Sector Fund	141,000	3,639,210
WisdomTree Dreyfus Emerging Currency Fund *	3,000	70,140
		50,216,305

Total Equity Funds (cost $152,478,677)		165,838,864

Money Market Funds - 2.66%
Fifth Third Institutional Money Market Fund	4,680,231	4,680,231
Total Money Market Funds (cost $4,680,231)		4,680,231

Total Investments (cost $162,560,960) (a) - 100.09%		$ 176,145,925
Liabilities In Excess of Other Assets - (0.09)%		(151,566)
NET ASSETS - 100.00%		$ 175,994,359

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 17,188,358
Unrealized depreciation:		(3,603,393)
Net unrealized appreciation:		$ 13,584,965
AdvisorOne Funds - Descartes Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds - Descartes Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	165,838,864	-	-	165,838,864
Money Market Funds	4,680,231	-	-	4,680,231
Bond Funds	5,626,830	-	-	5,626,830
Total	$ 176,145,925	$ -	$ -	$ 176,145,925

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Liahona Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 16.47%
iShares Barclays 1-3 Year Credit Bond Fund	33,000	$ 3,464,340
iShares Barclays 1-3 Year Treasury Bond Fund	1,000	84,480
iShares Barclays 20+ Year Treasury Bond Fund	3,000	293,820
iShares Barclays 7-10 Year Treasury Bond Fund	34,000	3,354,440
iShares Barclays Aggregate Bond Fund	22,000	2,379,960
iShares Barclays Credit Bond Fund	53,000	5,700,150
iShares Barclays Government/Credit Bond Fund	6,000	661,260
iShares Barclays Intermediate Credit Bond Fund	28,000	3,021,200
iShares iBoxx $ High Yield Corporate Bond Fund	47,000	4,279,350
iShares iBoxx $ Investment Grade Corporate Bond Fund	70,000	7,869,400
iShares JPMorgan USD Emerging Markets Bond Fund	8,000	888,160
PIMCO Enhanced Short Maturity Strategy Fund	33,500	3,384,505
SPDR Barclays Capital High Yield Bond ETF	23,000	925,750
SPDR Barclays Capital International Treasury Bond ETF	19,000	1,190,540
Total Bond Funds (cost $35,794,832)		37,497,355

Equity Funds - 74.82%
Emerging Markets - 3.51%
iShares MSCI All Country Asia ex Japan Index Fund	16,000	997,120
iShares MSCI Taiwan Index Fund	29,000	440,220
iShares S&P Emerging Markets Infrastructure Index Fund	38,000	1,284,020
SPDR S&P Emerging Europe ETF	14,000	720,160
Vanguard MSCI Emerging Markets ETF	94,000	4,545,840
		7,987,360
International Equity - 7.01%
iShares MSCI EAFE Small Cap Index Fund	20,000	857,800
iShares MSCI EMU Index Fund	34,000	1,220,600
iShares MSCI Germany Index Fund	176,000	4,526,720
iShares MSCI Japan Index Fund	447,000	4,787,370
iShares MSCI Switzerland Index Fund	49,000	1,289,680
iShares MSCI United Kingdom Index Fund	93,000	1,649,820
Vanguard FTSE All-World ex-US ETF	8,000	389,040
Vanguard MSCI Europe ETF	12,000	612,840
Vanguard MSCI Pacific ETF	11,000	627,990
		15,961,860
Large Cap Blend - 12.34%
iShares Morningstar Large Core Index Fund	3,000	216,000
iShares S&P 100 Index Fund	25,000	1,452,500
iShares S&P 500 Index Fund	89,600	11,607,680
PowerShares S&P 500 High Quality Portfolio	50,000	697,000
Rydex Russell Top 50 ETF	14,000	1,285,480
SPDR S&P 500 ETF Trust	82,000	10,582,100
Vanguard Mega Cap 300 ETF	51,000	2,253,180
		28,093,940
AdvisorOne Funds - Liahona Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Large Cap Growth - 16.12%
iShares Morningstar Large Growth Index Fund	55,000	$ 3,776,850
iShares Russell 1000 Growth Index Fund	210,000	12,616,800
iShares Russell 3000 Growth Index Fund	65,000	3,196,700
iShares S&P 500 Growth Index Fund	101,000	6,977,080
Vanguard Growth ETF	110,000	7,069,700
Vanguard Mega Cap 300 Growth ETF	62,000	3,066,520
		36,703,650
Large Cap Value - 5.99%
iShares Dow Jones Select Dividend Index Fund	25,000	1,283,500
iShares Morningstar Large Value Index Fund	92,000	5,586,240
iShares Russell 1000 Value Index Fund	77,000	5,051,200
Rydex S&P 500 Pure Value ETF	25,000	739,750
Vanguard Mega Cap 300 Value ETF	25,000	982,250
		13,642,940
Mid Cap Blend - 0.42%
iShares Russell Midcap Index Fund	9,000	946,440

Mid Cap Growth - 4.99%
iShares Morningstar Mid Growth Index Fund	26,000	2,696,720
iShares Russell Midcap Growth Index Fund	146,000	8,675,320
		11,372,040
Small Cap Blend - 1.78%
iShares Russell 2000 Index Fund	51,000	4,062,150

Small Cap Growth - 4.23%
iShares Morningstar Small Growth Index Fund	12,000	1,065,000
iShares Russell 2000 Growth Index Fund	94,000	8,569,980
		9,634,980
Specialty - 18.43%
iPath S&P 500 VIX Mid-Term Futures ETN *	10,000	488,000
iShares Dow Jones US Financial Sector Index Fund	51,000	2,780,520
iShares Dow Jones US Healthcare Sector Index Fund	32,000	2,269,440
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	7,000	502,180
iShares Dow Jones US Oil Equipment & Services Index Fund	8,000	533,680
iShares Dow Jones US Telecommunications Sector Index Fund	183,000	4,287,690
iShares S&P Global Energy Sector Index Fund	203,000	8,454,950
iShares S&P Global Financials Sector Index Fund	13,000	569,400
iShares S&P Global Healthcare Sector Index Fund	24,000	1,366,080
iShares S&P Global Materials Sector Index Fund	10,000	715,500
iShares S&P Global Technology Sector Index Fund	34,000	2,077,060
iShares S&P Global Telecommunications Sector Index Fund	64,000	3,796,480
iShares S&P Global Utilities Sector Index Fund	22,000	977,240
iShares S&P North American Technology-Multimedia Networking Index Fund	7,000	203,490

AdvisorOne Funds - Liahona Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Specialty - 18.43% (continued)
iShares S&P North American Technology-Software Index Fund *	16,000	$ 945,440
PowerShares DB US Dollar Index Bullish Fund *	316,000	6,645,480
PowerShares S&P SmallCap Information Technology Portfolio	7,000	200,550
SPDR Energy Select Sector Fund	25,000	1,913,000
SPDR KBW Regional Banking ETF	50,000	1,238,500
SPDR Utilities Select Sector Fund	23,000	762,680
WisdomTree Dreyfus Emerging Currency Fund *	53,000	1,239,140
		41,966,500

Total Equity Funds (cost $152,617,316)		170,371,860

Money Market Funds - 8.79%
Fifth Third Institutional Money Market Fund	20,029,241	20,029,241
Total Money Market Funds (cost $20,029,241)		20,029,241

Total Investments (cost $208,441,389) (a) - 100.08%		$ 227,898,456
Liabilities In Excess of Other Assets - (0.08)%		(181,180)
NET ASSETS - 100.00%		$ 227,717,276

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 21,298,416
Unrealized depreciation:		(1,841,349)
Net unrealized appreciation:		$ 19,457,067

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds - Liahona Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds - Liahona Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 170,371,860	$ -	$ -	$ 170,371,860
Money Market Funds	20,029,241	-	-	20,029,241
Bond Funds	37,497,355		-	37,497,355
Total	$ 227,898,456	$ -	$ -	$ 227,898,456

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 10.54%
iShares Barclays TIPS Bond Fund	8,500	$ 970,445
iShares iBoxx $ High Yield Corporate Bond Fund	141,000	12,838,050
Total Bond Funds (cost $13,552,337)		13,808,495

Equity Funds - 85.99%
Emerging Markets - 6.79%
iShares FTSE China 25 Index Fund	70,000	2,963,100
iShares MSCI Emerging Markets Index Fund	126,000	5,940,900
		8,904,000
International Equity - 3.26%
iShares MSCI Germany Index Fund	166,000	4,269,520

Large Cap Blend - 32.49%
iShares S&P 500 Index Fund	114,000	14,768,700
SPDR S&P 500 ETF Trust	215,500	27,810,275
		42,578,975
Mid Cap Blend - 5.88%
SPDR S&P MidCap 400 ETF Trust	45,000	7,699,950

Small Cap Blend - 6.75%
iShares Russell 2000 Index Fund	111,000	8,841,150

Specialty - 30.82%
iShares Dow Jones US Real Estate Index Fund	31,000	1,876,430
ProShares Short S&P 500 *	779,000	32,507,670
SPDR Energy Select Sector Fund	25,000	1,913,000
SPDR KBW Bank ETF	56,000	1,281,280
SPDR S&P Biotech ETF *	8,500	604,775
SPDR S&P Metals & Mining ETF	4,000	266,760
SPDR Technology Select Sector Fund	75,000	1,935,750
		40,385,665

Total Equity Funds (cost $113,985,679)		112,679,260

Money Market Funds - 3.73%
Fifth Third Institutional Money Market Fund	4,892,771	4,892,771
Total Money Market Funds (cost $4,892,771)		4,892,771

Total Investments (cost $132,430,787) (a) - 100.26%		$ 131,380,526
Liabilities In Excess of Other Assets - (0.26)%		(342,285)
NET ASSETS - 100.00%		$ 131,038,241

* Non-income producing security
AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written
iShares MSCI Emerging Markets Index Fund Call	399	$ 19,152
August 2011, Exercise Price $49
iShares MSCI Emerging Markets Index Fund Call	399	9,975
August 2011, Exercise Price $50
iShares MSCI Germany Index Fund Call	553	13,825
August 2011, Exercise Price $27
iShares MSCI Germany Index Fund Call	553	4,148
August 2011, Exercise Price $28
iShares FTSE China 25 Index Fund Call	233	8,388
August 2011, Exercise Price $44
iShares FTSE China 25 Index Fund Call	233	4,660
August 2011, Exercise Price $45
iShares S&P 500 Index Fund Call	336	11,760
August 2011, Exercise Price $137
iShares S&P 500 Index Fund Call	168	2,520
August 2011, Exercise Price $138
iShares Dow Jones US Real Estate Index Fund Call	103	2,266
August 2011, Exercise Price $64
SPDR KBW Bank ETF Call	169	3,380
August 2011, Exercise Price $24
SPDR KBW Bank ETF Call	169	1,267
August 2011, Exercise Price $25
ProShares Short S&P 500 Call	2,300	92,000
August 2011, Exercise Price $44
ProShares Short S&P 500 Call	2,300	46,000
August 2011, Exercise Price $45
SPDR Energy Select Sector Fund Call	83	2,822
August 2011, Exercise Price $82
SPDR S&P 500 ETF Trust Call	718	20,822
August 2011, Exercise Price $137
Total Call Options Written (Proceeds $209,248)		$ 242,985

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.
AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,880,592
	Unrealized depreciation:	(3,930,853)
	Net unrealized depreciation:	$ (1,050,261)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 13,808,495	$ -	$ -	$ 13,808,495
Equity Funds	112,679,260	-	-	112,679,260
Money Market Funds	4,892,771	-	-	4,892,771
	$131,380,526	$ -	$ -	$ 131,380,526
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ -	$ 242,985	$ -	$ 242,985
Total	$ -	$ 242,985	$ -	$ 242,985

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 44.78%
iShares Barclays 1-3 Year Credit Bond Fund	3,725	$ 391,051
iShares Barclays Agency Bond Fund	6,725	748,560
iShares Barclays Aggregate Bond Fund	49,765	5,383,578
iShares Barclays Credit Bond Fund	26,700	2,871,585
iShares Barclays Intermediate Credit Bond Fund	53,400	5,761,860
iShares Barclays MBS Bond Fund	5,300	568,849
iShares iBoxx $ High Yield Corporate Bond Fund	109,205	9,943,115
iShares iBoxx $ Investment Grade Corporate Bond Fund	25,650	2,883,573
iShares JPMorgan USD Emerging Markets Bond Fund	15,200	1,687,504
iShares S&P US Preferred Stock Index Fund	17,275	668,542
PowerShares Financial Preferred Portfolio	28,450	499,298
SPDR Barclays Capital Aggregate Bond ETF	15,550	890,237
SPDR Barclays Capital High Yield Bond ETF	242,525	9,761,631
SPDR Barclays Capital Intermediate Term Credit Bond ETF	25,800	869,202
SPDR Barclays Capital Mortgage Backed Bond ETF	8,375	229,885
SPDR DB International Government Inflation-Protected Bond ETF	32,000	2,008,640
SPDR Nuveen Barclays Capital California Municipal Bond ETF	18,000	397,260
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,665,006
Vanguard Mortgage-Backed Securities ETF	6,625	339,333
Vanguard Short-Term Corporate Bond ETF	7,075	557,227
Vanguard Total Bond Market ETF	42,735	3,516,236
WisdomTree Emerging Markets Local Debt Fund	12,325	669,494
Total Bond Funds (cost $50,481,023)		52,311,666
	Principal ($)	Value
Corporate Bonds - 5.46%
Bank of America Corp., 5.42%, due 3/15/17	$ 1,000,000	1,018,520
Corning, Inc., 6.20%, due 3/15/16	345,000	397,709
Enogex, LLC, 6.25%, due 3/15/20 *	100,000	112,737
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,000,000	1,092,500
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,000,000	998,260
HSBC Finance Corp., 7.00%, due 5/15/12	1,000,000	1,047,474
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 *	200,000	208,416
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,503,276
Total Corporate Bonds (cost $6,170,023)		6,378,892

U.S. Government and Agency Obligations - 35.02%
Fannie Mae Benchmark, 4.00%, due 6/25/21	383,015	394,207
Fannie Mae Benchmark, 6.00%, due 1/25/32	118,519	120,297
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,131,070
Federal Home Loan Bank, 1.125%, due 11/17/17	1,000,000	998,900
Federal Home Loan Bank, 2.000%, due 11/24/25	1,000,000	1,000,520
Federal Home Loan Bank, 2.90%, due 4/20/17	662,488	691,214
FGLMC, 6.00%, due 5/1/37	859,352	951,474
FGLMC, 6.50%, due 3/1/39	263,534	295,980
FGLMC, 6.50%, due 4/1/39	1,143,091	1,283,828
FGLMC, 6.50%, due 9/1/38	229,610	256,523

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 35.02% (continued)
FNCL, 3.50%, due 12/1/30	$ 969,374	$ 978,893
FNCL, 4.00%, due 10/1/40	1,007,916	1,026,361
FNCL, 5.00%, due 10/1/39	82,644	88,529
FNCL, 5.00%, due 11/1/39	988,824	1,063,312
FNCL, 5.00%, due 2/1/40	1,719,177	1,841,583
FNCL, 5.50%, due 12/1/39	810,206	880,362
FNCL, 5.50%, due 4/1/40	857,564	936,400
FNCL, 6.00%, due 12/1/35	1,433,402	1,591,650
FNCL, 6.00%, due 12/1/38	771,738	849,668
FNCL, 6.50%, due 7/1/37	70,818	78,987
FNCL, 6.50%, due 12/1/37	46,688	52,124
FNCL, 6.50%, due 10/1/39	163,625	181,974
FNMA, 1.80%, due 10/7/15	1,000,000	1,002,040
FNMA, 2.00%, due 8/23/13	1,000,000	1,008,090
FNMA, 3.00%, due 9/1/16	1,000,000	1,012,920
Freddie Mac, 5.40%, due 3/17/21	750,000	859,020
GNMA, 3.50%, due 7/16/39	828,286	868,955
GNMA, 4.00%, due 2/20/39	966,207	1,029,996
United States Treasury Bond, 2.125%, due 11/30/14	1,475,000	1,546,100
United States Treasury Bond, 2.375%, due 9/30/14	25,000	26,377
United States Treasury Note, 2.375%, due 10/31/14	625,000	659,814
United States Treasury Note, 2.625%, due 6/30/14	100,000	106,051
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,064,609
United States Treasury Note, 2.625%, due 11/15/20	1,000,000	992,344
United States Treasury Note, 2.75%, due 10/31/13	175,000	184,276
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,114,375
United States Treasury Note, 4.125%, due 8/31/12	1,000,000	1,041,211
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,124,336
United States Treasury Note, 4.25%, due 11/15/13	175,000	190,415
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,866,309
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,159,453
United States Treasury Note, 4.75%, due 5/15/14	125,000	139,800
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,175,195
United States Treasury Note, 7.875%, due 2/5/21	1,000,000	1,438,750
United States Treasury Note, 10.625%, due 8/15/15	1,000,000	1,385,625
United States Treasury Inflation Indexed Bond, 1.125%, due 1/15/21	2,000,000	2,224,877
Total U.S. Government and Agency Obligations (cost $39,537,398)		40,914,794
AdvisorOne Funds - Flexible Income Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Short-Term Investments - 14.54%
Money Market Funds - 12.83%
Fifth Third Institutional Money Market Fund	14,984,539	$ 14,984,539
	Principal ($)	Value
U.S. Government and Agency Obligations - 1.71%
United States Treasury Bill, due 8/11/11	$ 1,000,000	999,950
United States Treasury Bill, due 2/9/12	1,000,000	998,491
		1,998,441

Total Short-Term Investments (cost $16,982,980)		16,982,980

Total Investments (cost $113,171,424) (a) - 99.80%		$ 116,588,332
Other Assets In Excess of Liabilities - 0.20%		230,033
NET ASSETS - 100.00%		$ 116,818,365

* 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,507,739
	Unrealized depreciation:	(90,831)
Net unrealized appreciation:		$ 3,416,908

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 52,311,666	$ -	$ -	$ 52,311,666
Corporate Bonds	-	6,378,892	-	6,378,892
US Government & Agency Obligations	-	40,914,794	-	40,914,794
Short-Term US Government & Agency Obligations	-	1,998,441	-	1,998,441
Money Market Funds	14,984,539	-	-	14,984,539
Total	$ 67,296,205	$ 49,292,127	$ -	$ 116,588,332

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.09%
Diversified Companies - 0.09%
Berkshire Hathaway, Inc. - Class B *	1,000	$ 74,170
Total Common Stock (cost $79,692)		74,170

Equity Funds - 99.16%
Emerging Markets - 27.38%
iShares MSCI All Country Asia ex Japan Index Fund	20,000	1,246,400
iShares MSCI BRIC Index Fund	4,000	186,840
iShares MSCI Emerging Markets Index Fund	17,000	801,550
iShares S&P Asia 50 Index Fund	17,000	793,560
iShares S&P Latin America 40 Index Fund	40,000	1,978,400
SPDR S&P BRIC 40 ETF	39,000	1,064,310
SPDR S&P China ETF	60,000	4,645,800
SPDR S&P Emerging Asia Pacific ETF	42,000	3,558,660
SPDR S&P Emerging Markets Small Cap ETF	15,000	812,700
Vanguard MSCI Emerging Markets ETF	175,000	8,463,000
		23,551,220
International Equity - 2.21%
iShares MSCI Canada Index Fund	2,000	61,880
iShares MSCI Germany Index Fund	40,000	1,028,800
iShares MSCI Pacific ex-Japan Index Fund	7,000	328,160
Vanguard FTSE All-World ex-US ETF	10,000	486,300
		1,905,140
Large Cap Blend - 11.94%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	45,000	6,259,950
iShares S&P 500 Index Fund	7,000	906,850
SPDR S&P 500 ETF Trust	10,000	1,290,500
Vanguard Large-Cap ETF	8,000	474,800
Vanguard Total Stock Market ETF	20,000	1,336,800
		10,268,900
Large Cap Growth - 2.90%
PowerShares QQQ Trust Series 1	43,000	2,492,710

Large Cap Value - 2.68%
iShares Morningstar Large Value Index Fund	10,000	607,200
RevenueShares Large Cap ETF	20,000	481,400
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,213,300
		2,301,900
AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Mid Cap Blend - 30.80%
iShares Russell Midcap Index Fund	45,000	$ 4,732,200
iShares S&P MidCap 400 Index Fund	42,000	3,954,300
RevenueShares Mid Cap ETF	7,000	211,190
SPDR S&P MidCap 400 ETF Trust	65,000	11,122,150
Vanguard Extended Market ETF	50,000	2,828,500
Vanguard Mid-Cap ETF	47,000	3,650,020
		26,498,360
Small Cap Value - 0.66%
RevenueShares Small Cap ETF	17,000	564,570

Small Cap Blend - 13.19%
iPath Long Extended Russell 2000 TR Index ETN *	10,000	639,300
iShares Russell 2000 Index Fund	40,000	3,186,000
Vanguard Small Cap ETF	100,000	7,522,000
		11,347,300
Specialty - 7.40%
iShares Dow Jones US Pharmaceuticals Index Fund	12,000	858,119
iShares Nasdaq Biotechnology Index Fund	9,000	935,100
SPDR Consumer Discretionary Select Sector Fund	1,000	39,620
SPDR Consumer Staples Select Sector Fund	20,000	616,000
SPDR Energy Select Sector Fund	18,000	1,377,360
SPDR Financial Select Sector Fund	1,000	14,800
SPDR Health Care Select Sector Fund	1,000	34,150
SPDR Industrial Select Sector Fund	1,000	34,640
SPDR Materials Select Sector Fund	1,000	37,990
SPDR S&P Biotech ETF *	12,000	853,800
SPDR S&P Oil & Gas Exploration & Production ETF	6,000	373,740
SPDR S&P Pharmaceuticals ETF	16,000	805,600
SPDR Technology Select Sector Fund	10,000	258,100
SPDR Utilities Select Sector Fund	1,000	33,160
Vanguard REIT ETF	1,600	97,664
		6,369,843

Total Equity Funds (cost $75,651,418)		85,299,943

Money Market Funds - 0.82%
Fifth Third Institutional Money Market Fund	707,742	707,742
Total Money Market Funds (cost $707,742)		707,742

Total Investments (cost $76,438,852) (a) - 100.07%		$ 86,081,855
Liabilities In Excess of Other Assets - (0.07)%		(62,885)
NET ASSETS - 100.00%		$ 86,018,970

* Non-income producing security
AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 9,832,123
	Unrealized depreciation:	(189,120)
	Net unrealized appreciation:	$ 9,643,003

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 74,170	$ -	$ -	$ 74,170
Equity Funds	85,299,943	-	-	85,299,943
Money Market Funds	707,742	-	-	707,742
Total	$ 86,081,855	$ -	$ -	$ 86,081,855

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Reservoir Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 75.80%
United States Treasury Note, 0.500%, due 11/30/12	$ 1,000,000	$ 1,002,695
United States Treasury Note, 0.750%, due 3/31/13	1,500,000	1,510,078
United States Treasury Note, 1.000%, due 1/15/14	1,000,000	1,014,297
United States Treasury Note, 1.375%, due 5/15/12	1,000,000	1,008,672
United States Treasury Note, 1.375%, due 5/15/13	2,000,000	2,036,641
Total U.S. Government and Agency Obligations (cost $6,525,031)		6,572,383
	Shares	Value

Money Market Funds - 23.63%
Fifth Third Institutional Money Market Fund	2,048,955	2,048,955
Total Money Market Funds (cost $2,048,955)		2,048,955

Total Investments (cost $8,573,986) (a) - 99.43%		$ 8,621,338
Other Assets In Excess of Liabilities - 0.57%		49,499
NET ASSETS - 100.00%		$ 8,670,837

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ 47,352
Unrealized depreciation:		-
Net unrealized appreciation:		$ 47,352

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

AdvisorOne Funds - Reservoir Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
US Government & Agency Obligations	$ -	$ 6,572,383	$ -	$ 6,572,383
Money Market Funds	2,048,955	-	-	2,048,955
Total	$ 2,048,955	$ 6,572,383	$ -	$ 8,621,338

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

AdvisorOne Funds - Shelter Fund
Schedule of Investments
July 31, 2011 (Unaudited)
	Shares	Value
Equity Funds - 97.78%
Emerging Markets - 9.68%
iShares MSCI Emerging Markets Index Fund	63,775	$ 3,006,991
Vanguard MSCI Emerging Markets ETF	62,400	3,017,664
		6,024,655
International Equity - 4.99%
iShares MSCI EAFE Index Fund	23,225	1,362,146
iShares MSCI Germany Index Fund	9,000	231,480
iShares MSCI Japan Index Fund	15,975	171,092
Vanguard Total World Stock Index Fund	27,375	1,344,113
		3,108,831
Large Cap Blend - 43.65%
iShares S&P 500 Index Fund	104,520	13,540,566
SPDR S&P 500 ETF Trust	105,660	13,635,423
		27,175,989
Large Cap Growth - 12.27%
iShares Russell 1000 Growth Index Fund	60,625	3,642,350
PowerShares QQQ Trust Series 1	5,600	324,632
Vanguard Growth ETF	57,100	3,669,817
		7,636,799
Large Cap Value - 6.26%
iShares Russell 1000 Value Index Fund	29,750	1,951,600
Vanguard Value ETF	35,925	1,943,902
		3,895,502
Mid Cap Blend - 10.13%
iShares Russell Midcap Index Fund	30,000	3,154,800
Vanguard Mid-Cap ETF	40,550	3,149,113
		6,303,913
Mid Cap Growth - 3.59%
iShares Russell Midcap Growth Index Fund	18,775	1,115,610
Vanguard Mid-Cap Growth Index Fund	16,975	1,119,162
		2,234,772
Small Cap Blend - 3.85%
iShares Russell 2000 Index Fund	15,150	1,206,698
Vanguard Small-Cap ETF	15,800	1,188,476
		2,395,174
Small Cap Growth - 2.87%
iShares Russell 2000 Growth Index Fund	9,750	888,907
Vanguard Small-Cap Growth ETF	10,900	900,013
		1,788,920
AdvisorOne Funds - Shelter Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)
	Shares	Value
Small Cap Value - 0.49%
iShares Russell 2000 Value Index Fund	2,150	$ 152,070
Vanguard Small-Cap Value ETF	2,225	150,744
		302,814

Total Equity Funds (cost $57,900,658)		60,867,369

Money Market Funds - 2.40%
Fifth Third Institutional Money Market Fund	1,492,790	1,492,790
Total Money Market Funds (cost $1,492,790)		1,492,790

Total Investments (cost $59,393,448) (a) - 100.18%		$ 62,360,159
Liabilities In Excess of Other Assets - (0.18)%		(108,888)
NET ASSETS - 100.00%		$ 62,251,271

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,974,332
	Unrealized depreciation:	(7,621)
	Net unrealized appreciation:	$ 2,966,711

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

AdvisorOne Funds - Shelter Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds - Shelter Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 60,867,369	$ -	$ -	$ 60,867,369
Money Market Funds	1,492,790	-	-	1,492,790
Total	$ 62,360,159	$ -	$ -	$62,360,159

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Patrick Clarke

       W. Patrick Clarke, President

Date

9/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Patrick Clarke

        W. Patrick Clarke, President

Date

9/23/2011

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, Treasurer

Date

9/23/2011